Feb. 26, 2026
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund
Investment Objective
Calamos Market Neutral Income Fund's investment objective is high current income consistent with stability of principal.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 144 of the Fund's prospectus, in the Appendix to the prospectus and "Share Classes and Pricing of Shares" on page 71 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Dividend and Interest Expense on Short Sales	0.20%	0.20%	0.20%	0.20%
Other Expenses	0.15%	0.15%	0.15%	0.06%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.26%	2.01%	1.01%	0.92%

1  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various money market funds, affiliated mutual funds, and ETFs.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	304	630	1,083	2,338
Class I	103	322	558	1,236
Class R6	94	293	509	1,131

You would pay the following expenses if you did not redeem your shares:

You would pay the following expenses if you did not redeem your shares:
	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	204	630	1,083	2,338
Class I	103	322	558	1,236
Class R6	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund's investment strategy can be characterized as "market neutral" because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund (i) invests in equities, (ii) invests in convertible securities (including synthetic convertible securities) of U.S. companies without regard to market capitalization, and (iii) employs short selling and enters into total return swaps to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds"). The Fund may invest up to 10% of its total assets in stock, rights, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"). In addition, the Fund may obtain certain private rights and other interests issued by a SPAC (commonly referred to as "founder shares"), which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an initial public offering. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund may also invest in ETFs. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

The Fund may invest in the securities of companies that are involved in significant corporate events or transactions including, but not limited to, mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate transactions.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	5.08	% (6.30.20)	Lowest Quarterly Return:	-5.71	% (6.30.22)

Average Annual Total Returns as of 12.31.25
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.4.90
Load Adjusted Return before taxes		4.42%	4.04%	3.98%	5.74%
Class C	2.16.00
Load Adjusted Return before taxes		5.01%	3.73%	3.71%	3.66%
Class I	5.10.00
Load Adjusted Return before taxes		7.07%	4.77%	4.75%	4.62%
Load Adjusted Return after taxes on distributions*		6.29%	4.02%	3.98%	3.41%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		4.18%	3.45%	3.51%	3.24%
Class R6	6.23.20
Load Adjusted Return before taxes		7.23%	4.85%	N/A	5.21%
Bloomberg US Aggregate Bond Index[1,2]		7.30%	-0.36%	2.01%	4.10%
Bloomberg US Government/Credit Index		6.88%	-0.59%	2.16%	4.19%
Bloomberg Short Treasury 1-3 Month Index		4.29%	3.24%	2.18%	1.90%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Government/Credit Index and Bloomberg Short Treasury 1-3 Month Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund's performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.